PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Depreciation expenses			$ 20,321	$ 6,590	$ 13,341	$ 25,822
Payments to develop software					448,000	493,933
Capitalized computer software, amortization	$ 7,917		$ 25,000		16,667	16,667
Software Development [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Payments to develop software					448,000	493,933
Cost of Sales [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Depreciation expenses					3,937	3,899
Selling, General and Administrative Expenses [Member]
Impaired Assets to be Disposed of by Method Other than Sale [Line Items]
Depreciation expenses					$ 9,404	$ 21,923